Rental Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Rental Equipment
Rental Equipment

Note 3 – Rental Equipment

Rental equipment includes the Company’s Opti-Gro, Opti-Shields, and Opti-Panel product lines which are being lease to customers under operating leases. Rental equipment is comprised of the following:

	March 31, 2023	December 31, 2022
Rental equipment	$130,000	$130,000
Accumulated depreciation	(45,000)	(26,000)
Net book value	$85,000	$104,000

Depreciation expense for the three months ended March 31, 2023 and 2022 was $19,000 and $0, respectively.

Note 4 – Rental Equipment

Rental equipment includes the Company’s Opti-Gro, Opti-Shields, and Opti-Panel product lines which are being lease to customers under operating leases. Rental equipment is comprised of the following:

	December 31, 2022	December 31, 2021
Rental equipment	$130,000	$-
Accumulated depreciation	(26,000)	-
Net book value	$104,000	$-

Depreciation expense for the year ended December 31, 2022 and 2021 was $26,000 and $0, respectively. During the year ended December 31, 2022, the Company determined its rental equipment was impaired and recorded an impairment charge of $98,000.